CASH FLOW – OTHER ITEMS CASH FLOW - OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flow arising from changes in:
Loss (gain) on non-hedge derivatives	$ 2	$ (12)	$ 1	$ (5)
Gain (loss) on warrant investments at FVPL	5	0	10	0
Share-based compensation expense	23	33	36	50
Change in estimate of rehabilitation costs at closed mines	6	7	29	97
Net inventory impairment charges	0	1	8	18
Change in other assets and liabilities	(82)	21	(104)	17
Settlement of share-based compensation	0	(1)	(44)	(27)
Settlement of rehabilitation obligations	(30)	(24)	(52)	(44)
Other operating activities	(76)	25	(116)	106
Cash flow arising from changes in:
Accounts receivable	(29)	(40)	6	(48)
Inventory	(97)	59	(111)	(25)
Other current assets	(75)	(33)	(82)	(139)
Accounts payable	28	6	(73)	(73)
Other current liabilities	(24)	0	11	(29)
Change in working capital	(197)	(8)	(249)	(314)
Financing Cash Flows – Other Items
Pueblo Viejo JV partner shareholder loan	43	0	64	0
Debt extinguishment costs	0	0	0	(15)
Other inflows (outflows) of cash	$ 43	$ 0	$ 64	$ (15)